100 Huntington Avenue Tower 2, Floor 3 Mail Stop CPH0326 Boston, MA 02116

September 9, 2015

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

VIA EDGAR

RE:	Transamerica Series Trust (the “Registrant”)

(File No. 033-00507)

Ladies and Gentlemen:

Pursuant to Rule 497 under the Securities Act of 1933, as amended, please find the XBRL-coded version of prospectus disclosure for Transamerica QS Investors Active Allocation – Conservative VP, Transamerica QS Investors Active Asset Allocation – Moderate Growth VP, Transamerica QS Investors Active Asset Allocation – Moderate VP, Transamerica Legg Mason Dynamic Allocation – Balanced VP, and Transamerica Legg Mason Dynamic Allocation – Growth VP, each a series of the above-referenced Registrant. The attached XBRL-coded prospectus disclosure is based on the disclosure found in the Rule 497 filing for the Registrant filed on August 21, 2015.

Should you have any questions or comments regarding this filing, please contact the undersigned at (617) 662-1013.

Very truly yours,

/s/ Kimberly McGinn
Kimberly McGinn
Assistant Vice President
State Street Bank and Trust Company